Property and equipment, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property and equipment, net
Depreciation expense	¥ 6,285,907	$ 861,166	¥ 6,014,868	¥ 11,843,695